FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 1,686	£ 2,094
The Group [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	320	546
The Group [member] | Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	1,053	887
The Group [member] | Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	313	661
The Bank [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	194	404
The Bank [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	93	117
The Bank [member] | Later than one year and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	101	197
The Bank [member] | Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 0	£ 90